Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Common Shares (Note 18)	Preference Shares (Note 20)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 21)	Retained Earnings	Non-Controlling Interests
Beginning balance at Dec. 31, 2017	$ 16,749	$ 11,582	$ 1,623	$ 10	$ 61	$ 1,727	$ 1,746
Beginning balance (shares) at Dec. 31, 2017		421.1
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,286					1,166	120
Other comprehensive (loss) income	991				867		124
Common shares issued	306	$ 307		(1)
Common shares issued (shares)		7.4
Subsidiary dividends paid to non-controlling interests	(85)						(85)
Dividends declared on common shares	(745)					(745)
Dividends declared on preference shares	(66)					(66)
Other	20			2			18
Ending balance at Dec. 31, 2018	18,456	$ 11,889	1,623	11	928	2,082	1,923
Ending balance (shares) at Dec. 31, 2018		428.5
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,852					1,722	130
Other comprehensive (loss) income	(667)				(592)		(75)
Common shares issued	1,751	$ 1,756		(5)
Common shares issued (shares)		34.8
Subsidiary dividends paid to non-controlling interests	(73)						(73)
Dividends declared on common shares	(821)					(821)
Dividends declared on preference shares	(67)					(67)
Disposition (Note 23)	(318)						(318)
Other	0			5			(5)
Ending balance at Dec. 31, 2019	$ 20,113	$ 13,645	$ 1,623	$ 11	$ 336	$ 2,916	$ 1,582
Ending balance (shares) at Dec. 31, 2019		463.3